J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.12

Loan Number	Seller Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
304483489	xxxxx	xxxxx	Borrower 1 Self Employed Flag	No	Yes
304483489	xxxxx	xxxxx	Origination Date	xxxxx	xxxxx
304470947	xxxxx	xxxxx	Borrower 1 First Time Home Buyer	Yes	No
304470935	xxxxx	xxxxx	Property Type	xxxxx	xxxxx
304483456	xxxxx	xxxxx	Borrower 1 First Time Home Buyer	Yes	No
304483442	xxxxx	xxxxx	Borrower 1 First Time Home Buyer	Yes	No
304325798	xxxxx	xxxxx	Borrower DSCR Percent	xxxxx	xxxxx
304325798	xxxxx	xxxxx	Interest Only Term Flag	Yes	No
304325798	xxxxx	xxxxx	Original P&I	xxxxx	xxxxx
304325798	xxxxx	xxxxx	Total Cash Out	xxxxx	xxxxx
304325796	xxxxx	xxxxx	Total Cash Out	xxxxx	xxxxx

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